Submission	Jul. 18, 2025
Submission [Line Items]
Central Index Key	0000049196
Registrant Name	HUNTINGTON BANCSHARES INC /MD/
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES